Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 92,678
Amortization	73,062	$ 41,069
Balance	23,927	92,678
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	133,621
Additions	4,311	134,284
Foreign currency translation adjustment		(663)
Balance	137,932	133,621
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(40,943)
Amortization	(73,062)	(41,069)
Foreign currency translation adjustment		(126)
Balance	(114,005)	(40,943)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance	76,393
Balance	10,913	76,393
Right-of-use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	114,588
Additions		114,588
Balance	114,588	114,588
Right-of-use assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(38,195)
Amortization	(65,480)	(38,195)
Balance	(103,675)	(38,195)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,285
Balance	13,014	16,285
Office equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	19,033
Additions	4,311	19,696
Foreign currency translation adjustment		(663)
Balance	23,344	19,033
Office equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,748)
Amortization	(7,582)	(2,874)
Foreign currency translation adjustment		(126)
Balance	$ (10,330)	$ (2,748)